Financial assets and liabilities at fair value (Tables)	6 Months Ended
Jun. 30, 2019
Sub-classifications of financial informations
Financial assets and liabilities at fair value

	June 30, 2019
			Surplus value (+)/
Skr mn	Book value	Fair value	Deficit value (–)
Cash and cash equivalents	1,619	1,619	—
Treasuries/governments bonds	7,064	7,064	—
Other interest-bearing securities except loans	47,689	47,689	—
Loans in the form of interest-bearing securities	42,747	44,130	1,383
Loans to credit institutions	27,675	27,762	87
Loans to the public	166,698	173,142	6,444
Derivatives	7,650	7,650	—
Total financial assets	301,142	309,056	7,914

Borrowing from credit institutions	3,200	3,200	—
Debt securities issued	266,865	269,004	2,139
Derivatives	21,554	21,554	—
Total financial liabilities	291,619	293,758	2,139

	December 31, 2018
			Surplus value (+)/
Skr mn	Book value	Fair value	Deficit value (–)
Cash and cash equivalents	2,416	2,416	—
Treasuries/governments bonds	11,117	11,117	—
Other interest-bearing securities except loans	48,665	48,665	—
Loans in the form of interest-bearing securities	36,781	37,666	885
Loans to credit institutions	27,725	27,709	-16
Loans to the public	161,094	164,734	3,640
Derivatives	6,529	6,529	—
Total financial assets	294,327	298,836	4,509

Borrowing from credit institutions	2,247	2,247	—
Debt securities issued	255,600	256,619	1,019
Derivatives	21,934	21,934	—
Total financial liabilities	279,781	280,800	1,019

Schedule of fair value measurement of assets

	Financial assets at fair value through
	profit or loss
Skr mn	Level 1	Level 2	Level 3	Total
Treasuries/governments bonds	3,833	3,231	—	7,064
Other interest-bearing securities except loans	18,315	29,374	—	47,689
Derivatives	—	4,747	2,903	7,650
Total, June 30, 2019	22,148	37,352	2,903	62,403

Total, December 31, 2018	—	64,378	1,933	66,311

Schedule of fair value measurement of liabilities

	Financial liabilities at fair value through profit or loss
Skr mn	Level 1	Level 2	Level 3	Total
Debt securities issued	—	16,343	55,277	71,620
Derivatives	—	17,220	4,334	21,554
Total, June 30, 2019	—	33,563	59,611	93,174

Total, December 31, 2018	—	32,203	54,418	86,621

Schedule of fair value related to credit risk

Fair value related to credit risk

	Fair value originating from credit risk		The period's change in fair value
	(- liabilities increase/ + liabilities decrease)		originating from credit risk (+ income/ -loss)
Skr mn	June 30, 2019	December 31, 2018	Jan--Jun 2019	Jan--Jun 2018
CVA/DVA, net[1]	-12	-29	17	-7
OCA[2]	-96	-150	54	185
[1]	Credit value adjustment (CVA) and Debt value adjustment (DVA) reflects how the counterparties’ credit risk as well as SEK’s own credit rating affects the fair value of derivatives.
[2]	Own credit adjustment (OCA) reflects how the changes in SEK’s credit rating affects the fair value of financial liabilities measured at fair value through profit and loss.

Level 3
Sub-classifications of financial informations
Schedule of financial assets and liabilities at fair value

Financial assets and liabilities at fair value in Level 3, June 30, 2019

						Gains (+)	Gains (+)
						and losses	and losses
					Transfers	(–) through	(–) in Other
	January 1,		Settlements	Transfers	from	profit	comprehensive	Exchange-rate	June 30,
Skr mn	2019	Purchases	& sales	to Level 3	Level 3	or loss[1]	income	differences	2019
Debt securities issued	-47,898	-6,475	4,469	—	—	-2,549	134	-2,958	-55,277
Derivatives, net	-4,587	4	30	—	—	2,385	—	737	-1,431
Net assets and liabilities, 2019	-52,485	-6,471	4,499	—	—	-164	134	-2,221	-56,708

Financial assets and liabilities at fair value in Level 3, December 31, 2018

						Gains (+)	Gains (+)
						and losses	and losses
					Transfers	(–) through	(–) in Other
	January 1,		Settlements	Transfers	from	profit	comprehensive	Exchange-rate	December 31,
Skr mn	2018	Purchases	& sales	to Level 3	Level 3	or loss[1]	income	differences	2018
Debt securities issued	-42,995	-13,199	9,490	-2,486	425	4,091	250	-3,474	-47,898
Derivatives, net	-846	3	-43	-57	-6	-3,913	—	275	-4,587
Net assets and liabilities, 2018	-43,841	-13,196	9,447	-2,543	419	178	250	-3,199	-52,485
[1]

Gains and losses through profit or loss, including the impact of exchange-rates, is reported as net interest income and net results of financial transactions. The unrealized fair value changes for assets and liabilities, including the impact of exchange-rates, held as of June 30, 2019, amounted to a Skr 67 million loss (year-end 2018: Skr 157 million loss) and are reported as net results of financial transactions.

Schedule of sensitivity analysis - level 3

Assets and liabilities

	June 30, 2019
			Range of estimates
		Unobservable	for unobservable		Sensitivity	Sensitivity
Skr mn	Fair Value	input	input [1]	Valuation method	max	min

Equity	-936	Correlation	0.72 - 0.01	Option Model	4	-4
Interest rate	1,385	Correlation	0.22 - (0.07)	Option Model	-66	66
FX	-1,710	Correlation	0.73 - (0.96)	Option Model	19	-16
Other	-170	Correlation	0.51 - (0.01)	Option Model	0	0
Sum derivatives, net	-1,431				-43	46

Equity	-515	Correlation	0.72 - 0.01	Option Model	-5	4
		Credit spreads	10BP - (10BP)	Discounted cash flow	28	-28
Interest rate	-54,620	Correlation	0.22 - (0.07)	Option Model	74	-72
		Credit spreads	10BP - (10BP)	Discounted cash flow	90	-88
FX	-36	Correlation	0.73 - (0.96)	Option Model	-20	17
		Credit spreads	10BP - (10BP)	Discounted cash flow	96	-96
Other	-106	Correlation	0.51 - (0.01)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	3	-3
Sum debt securities issued	-55,277				266	-266
Total effect on total comprehensive income[2]					223	-220

Derivatives, net, December 31, 2018	-4,587				-66	64
Debt securities issued, December 31, 2018	-47,898				308	-307
Total effect on total comprehensive income, December 31, 2018[2]					242	-243
[1]

Represents the range of correlations that SEK has determined market participants would use when pricing the instruments. The structures are represented both in the security and the derivative hedging the bond. The sensitivity analysis is based on a shift in the interval for correlation between 0.1 and --0.1. The correlation is expressed as a value between 1 and --1, where 0 indicates no relationship, 1 indicates maximum positive relationship and -1 indicates maximum negative relationship. The maximum correlation in the range of unobservable inputs can thus be from 1 to --1. The table presents the scenario analysis of the effect on Level 3 instruments, with maximum positive and negative changes.

[2]

Of the total impact on total comprehensive income, the sensitivity effect of SEK’s own credit spread was Skr 217 million (year-end 2018: Skr 242 million) under a maximum scenario and Skr -215 million (year-end 2018: Skr - 240 million) under a minimum scenario.